UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Resolute Capital Management, LLC
Address: 919 18th Street, NW, Suite 350
         Washington, DC  20006

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Barbara M. Califf
Title:   Vice President
Phone:   202-638-6072
Signature, Place, and Date of Signing:

    Barbara M. Califf   Washington, DC  20006   August 16, 2007

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total:  145651

List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Tower                 COM              029912201     5645   134405 SH       SOLE                   134405
Amphenol                       COM              032095101     3094    86775 SH       SOLE                    86775
Anheuser Busch                 COM              035229103     3054    58550 SH       SOLE                    58550
Automatic Data Processing      COM              053015103     5574   114990 SH       SOLE                   114990
BHP Billiton                   COM              088606108     2625    43930 SH       SOLE                    43930
Berkshire Hathaway B           COM              084670207     5937     1647 SH       SOLE                     1647
Cisco Systems                  COM              17275R102     6393   229567 SH       SOLE                   229567
Colgate Palmolive              COM              194162103     5047    77830 SH       SOLE                    77830
ConocoPhillips                 COM              20825C104     4872    62065 SH       SOLE                    62065
Coventry Healthcare            COM              222862104     4411    76509 SH       SOLE                    76509
Danaher                        COM              235851102     5208    68982 SH       SOLE                    68982
Diageo                         COM              25243Q205     5520    66255 SH       SOLE                    66255
Digene                         COM              253752109      951    15830 SH       SOLE                    15830
EOG Resources                  COM              26875P101     4594    62883 SH       SOLE                    62883
Estee Lauder                   COM              518439104     4497    98815 SH       SOLE                    98815
Exxon Mobil                    COM              30231G102      416     4955 SH       SOLE                     4955
Franklin Resources             COM              354613101     3590    27098 SH       SOLE                    27098
General Electric               COM              369604103      202     5271 SH       SOLE                     5271
Genzyme                        COM              372917104     4476    69510 SH       SOLE                    69510
J P Morgan Chase & Co.         COM              46625H100     4641    95783 SH       SOLE                    95783
Johnson & Johnson              COM              478160104     5110    82921 SH       SOLE                    82921
Medtronic                      COM              585055106     4428    85380 SH       SOLE                    85380
Metlife                        COM              59156R108     3794    58840 SH       SOLE                    58840
Microsoft                      COM              594918104     4501   152715 SH       SOLE                   152715
PepsiCo                        COM              713448108     5110    78797 SH       SOLE                    78797
Pool                           COM              73278L105     3121    79975 SH       SOLE                    79975
Progressive                    COM              743315103     4325   180728 SH       SOLE                   180728
Simpson Manufacturing          COM              829073105     2523    74775 SH       SOLE                    74775
Standard&Poors                 COM              78462F103      662     4400 SH       SOLE                     4400
Suncor Energy                  COM              867229106     5240    58269 SH       SOLE                    58269
Texas Instruments              COM              882508104     5631   149654 SH       SOLE                   149654
United Parcel Service          COM              911312106     5005    68565 SH       SOLE                    68565
United Technologies            COM              913017109     6448    90901 SH       SOLE                    90901
VeriSign                       COM              92343E102     4363   137500 SH       SOLE                   137500
Wells Fargo                    COM              949746101     4645   132084 SH       SOLE                   132084